Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary Of Significant Accounting Policies [Abstract]
Summary Of Changes In Goodwill

	Regulated Segment	Other	Consolidated
Balance at December 31, 2013	$24,102	$4,121	$28,223
Goodwill acquired during year	182	2,515	2,697
Reclassifications to utility plant acquisition adjustment	(302)	-	(302)
Other	582	(16)	566
Balance at December 31, 2014	24,564	6,620	31,184
Goodwill acquired during year	-	12	12
Reclassifications from (to) utility plant acquisition adjustment, net	2,682	-	2,682
Other	-	(12)	(12)
Balance at December 31, 2015	$27,246	$6,620	$33,866